Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value
5.	Fair Value

The following fair value hierarchy tables present information about each major category of our financial assets measured at fair value on a recurring basis (in thousands):

	Fair Value Measurement at September 30, 2018
	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$14,940	$14,940	$—	$—

	Fair Value Measurement at December 31, 2017
	Fair Value	Level 1	Level 2	Level 3
Assets
Money market funds	$55,245	$55,245	$—	$—

There were no liabilities measured at fair value on a recurring basis as of September 30, 2018 or as of December 31, 2017. The carrying amounts of other current assets and prepaid expenses, accounts payable, accrued expenses, and other current liabilities approximate their fair values due to their short-term nature.

For our money market funds, unrealized gains and losses are reported as accumulated other comprehensive income (loss), and realized gains and losses are included in interest income on the condensed consolidated statements of operations. We estimated the fair value of certain property and equipment based on third-party market value appraisals, and classified the fair value of such property and equipment as a Level 3 measurement due to the significance of the unobservable inputs. There were no transfers between Level 1, Level 2 or Level 3 for our assets during the periods presented.

5.	Fair Value

The following fair value hierarchy table presents information about each major category of our financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	Payments Due by Period
	Fair Value	Level 1	Level 2	Level 3
Assets
Money Market Funds	$55,245	$55,245	$—	$—

	Fair Value Measurement at December 31, 2016
	Fair Value	Level 1	Level 2	Level 3
Assets
Money Market Funds	$57,715	$57,715	$—	$—

There were no liabilities measured at fair value on a recurring basis as of December 31, 2017 or 2016. The carrying amounts of other current assets and prepaid expenses, accounts payable, accrued expenses, and other current liabilities approximate their fair values due to their short-term nature.

For our money market funds, unrealized gains and losses are reported as accumulated other comprehensive income (loss), and realized gains and losses are included in interest income on the consolidated statements of operations. There were no transfers between Level 1, Level 2 or Level 3 for our assets or liabilities during the periods presented.